Allowance for Credit Losses Activity (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	$ 43,979	$ 37,808	[1]
Overdrafts
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	4,849	6,049
Domestic
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	33,971	29,767	[1]
Domestic | Overdrafts
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	2,958	4,524	[1]	3,946
Domestic | Margin Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	12,760	6,810	[1]	4,657
Domestic | Other loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	623	771	[1]	407
Foreign
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	10,008	8,041	[1]
Foreign | Other loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	$ 1,891	$ 1,525	[1]	$ 2,109

[1]	Presented on a continuing operations basis.